Note 13 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2018	2017

Income tax expense using combined statutory rate of 26.5% (2017 - 26.5%, 2016 - 26.5%)	$30,529	$25,603
Permanent differences	785	359
Tax effect of flow through entities	(491)	(186)
Adjustments to tax liabilities for prior periods	(526)	(1,712)
Effects of changes in U.S. enacted tax rates	-	(2,514)
Non-deductible stock-based compensation	1,528	1,095
Excess tax benefits related to stock-based compensation	(3,968)	(5,749)
Foreign, state and provincial tax rate differential	(2,863)	4,914
Other taxes	(72)	(242)
Provision for income taxes as reported	$24,922	$21,568

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2018	2017

Canada	$6,854	$4,375
United States	108,348	92,240
Total	$115,202	$96,615

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2018	2017

Current
Canada	$(554)	$(791)
United States	23,615	29,966
	23,061	29,175

Deferred
Canada	403	(294)
United States	1,458	(7,313)
	1,861	(7,607)

Total	$24,922	$21,568

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2018	2017

Deferred income tax assets
Loss carry-forwards	$1,567	$1,580
Expenses not currently deductible	20,440	18,029
Stock-based compensation	1,312	1,602
Basis differences of partnerships and other entities	-	683
Allowance for doubtful accounts	2,018	1,596
Inventory and other reserves	113	191
	25,450	23,681

Deferred income tax liabilities
Depreciation and amortization	29,393	21,631
Basis differences of partnerships and other entities	166	-
Prepaid and other expenses deducted for tax purposes	1,689	1,423
	31,248	23,054

Net deferred income tax asset (liability) before valuation allowance	(5,798)	627
Valuation allowance	779	793

Net deferred income tax asset (liability)	$(6,577)	$(166)

Summary of Operating Loss Carryforwards [Table Text Block]
	Loss carry forward		Gross losses not recognized		Net
	2018	2017	2018	2017	2018	2017

Canada	$1,638	$2,167	$-	$-	$1,638	$2,167
United States	12,562	10,575	10,529	6,870	2,033	3,705